Financial Instruments Fair Value Measurements	3 Months Ended
Mar. 31, 2023
Financial Instruments Fair Value Measurements
Financial Instruments Fair Value Measurements

4.  Financial Instruments Fair Value Measurements

The 2022 Warrant issued in connection with the 2022 Private Placement (as the terms are defined in Note 13) was accounted for as a liability and accordingly the warrant liability is re-measured at each balance sheet date until its exercise or expiration, and any change in fair value is recognized in the Company’s condensed consolidated statement of operations. The fair value of the warrant liability was associated with the 2022 Warrant was $1,646,000 and $3,372,000 at March 31, 2023 and December 31, 2022, respectively. A gain of $1,726,000 was recorded in the unaudited condensed consolidated statement of operations for the three months ended March 31, 2023, resulting from a decrease in the fair value of the warrant liability.

The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the 2022 Warrant, which is considered a Level 3 fair value measurement. The Black-Scholes option-pricing model considers several variables and assumptions in estimating the fair value of financial instruments, including the per-share fair value of the underlying common stock, exercise price, expected term, risk-free interest rate, expected stock price volatility over the expected term, and expected annual dividend yield. Certain inputs utilized in the Company’s Black-Scholes pricing model may fluctuate in future periods based upon factors that are outside of the Company’s control. A significant change in one or more of these inputs used in the calculation of the fair value may cause a significant change to the fair value of the warrant liability, which could also result in material non-cash gain or loss being reported in the accompanying unaudited condensed consolidated statements of operations.

The fair value of the 2022 Warrant was estimated using a Black-Scholes pricing model based on the following assumptions:

At March 31, 2023
Stock price	$1.69
Expiration term (in years)	4.49
Volatility	130.0%
Risk-free rate	3.7%
Dividend yield	0.0%